Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We do not currently grant awards of stock options, stock appreciation rights or similar option-like instruments. Accordingly, we have no specific policy or practice on the timing of awards of options in relation to the disclosure of material nonpublic information by the Company. In the event we determine to grant new awards of stock options, stock appreciation rights or similar option-like instruments, our Board will evaluate the appropriate steps to take in relation to the foregoing.
Award Timing Method	We do not currently grant awards of stock options, stock appreciation rights or similar option-like instruments. Accordingly, we have no specific policy or practice on the timing of awards of options in relation to the disclosure of material nonpublic information by the Company.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	we have no specific policy or practice on the timing of awards of options in relation to the disclosure of material nonpublic information by the Company.